Contingent liabilities (Tables)	12 Months Ended
Jun. 30, 2022
Text block [abstract]
Summary of Contingent Liabilities

	2022	2021
	US$M	US$M
Associates and joint ventures 1	1,541	1,532
Subsidiaries and joint operations 1	925	1,615

Total	2,466	3,147

1
There are a number of matters, for which it is not possible at this time to provide a range of possible outcomes or a reliable estimate of potential future exposures, and for which no amounts have been included in the table above.